RESTATEMENT - Schedule of Restatement 331 (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		24 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Correction	Mar. 31, 2014 Previously Stated	Dec. 31, 2013 Previously Stated
REVENUE SHARE EXPENSE	$ 498,810	$ 159,815	$ 1,767,425	$ 115,360	$ 159,815	$ 40,203	$ 24,783
INCOME (LOSS) FROM OPERATING	(653,421)	(224,494)	215,601	(454,922)	(224,494)	(104,882)	(364,345)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(653,315)	(224,438)	215,847	(454,553)	(224,438)	(104,826)	(363,976)
NET INCOME (LOSS)	(653,315)	(224,438)	215,847	(454,553)	(224,438)	(104,826)	(363,976)
Net income (loss) for the period	(653,315)	(224,438)	215,847	(454,553)	(224,438)	(104,826)	(363,976)
Revenue share payable	$ (395,935)	$ 119,612	$ 1,103,084	$ 90,577	$ 119,612	$ 0	$ 0